Financial Instruments Per Category - Summary of Financial Instruments Per Category (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets in the consolidated statement of financial position
Other non-current receivables	$ 5,534	$ 6,550
Trade receivables	105,519	71,297
Other current receivables	32,229	12,363
Short-term investments	249,937
Cash and cash equivalents	295,572	105,364	$ 10,571	$ 20,734
Total Assets, Fair value through profit or loss	249,937	827
Total Assets, At amortized cost	413,607	185,180
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions		91,655
Shareholder loans		106,118
Derivatives (part of other non-current liabilities)		189
Trade payables	93,043	45,295
Accrued expenses	117,473	59,954
Other non-current liabilities		233
Total Liabilities, Fair value through profit or loss		189
Total Liabilities, At amortized cost	185,017	284,747
Fair Value through Profit or Loss
Liabilities in the consolidated statement of financial position
Derivatives (part of other non-current liabilities)		189
At Amortized Cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	5,987	95,990
Shareholder loans		106,118
Bank overdraft facilities		1,197
Trade payables	93,043	45,295
Accrued expenses	85,987	36,147
Fair Value through Profit or Loss
Assets in the consolidated statement of financial position
Derivatives		827
Short-term investments	249,937
At Amortized Cost
Assets in the consolidated statement of financial position
Other non-current receivables	5,534	6,550
Trade receivables	105,519	71,297
Other current receivables	6,982	1,969
Cash and cash equivalents	$ 295,572	$ 105,364